Leases - Schedule of Components of Lease Expense (Details) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Finance leases: Depreciation of assets	$ 98,300
Finance leases: Interest on lease liabilities	52,600
Operating Lease Expense	200,800
Total net lease cost	$ 351,700